Long-Term Debt (Details Textual)	12 Months Ended						12 Months Ended								12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($) CreditFacility	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jan. 31, 2012	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Revolving Credit Facilities [Member] USD ($) Vessel	Dec. 31, 2010 Revolving Credit Facilities [Member]	Dec. 31, 2010 Senior Notes (8.875%) due July 15, 2011 [Member] USD ($)	Dec. 31, 2011 Senior Notes (8.5%) due January 15, 2020 [Member]	Dec. 31, 2010 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2010 Norwegian Kroner-denominated Bonds due November 2013 [Member] USD ($)	Dec. 31, 2010 Norwegian Kroner-denominated Bonds due November 2013 [Member] NOK	Nov. 30, 2010 Norwegian Kroner-denominated Bonds due November 2013 [Member]	Dec. 31, 2011 U.S.Dollar-denominated Term Loans due through 2021 [Member] USD ($) Term_Loan	Dec. 31, 2010 U.S.Dollar-denominated Term Loans due through 2021 [Member] USD ($) Term_Loan	Dec. 31, 2011 U.S.Dollar-denominated term loan (VIE term loan) [Member] USD ($)	Dec. 31, 2010 U.S.Dollar-denominated term loan (VIE term loan) [Member] USD ($)	Dec. 31, 2011 Euro Denominated Term Loans Due 2023 [Member] USD ($)	Dec. 31, 2010 Euro Denominated Term Loans Due 2023 [Member] USD ($)	Dec. 31, 2009 Euro Denominated Term Loans Due 2023 [Member] USD ($)	Dec. 31, 2011 Euro Denominated Term Loans Due 2023 [Member] EUR (€)	Dec. 31, 2011 US dollar Denominated Unsecured Demand Loan [Member] USD ($)	Dec. 31, 2010 US dollar Denominated Unsecured Demand Loan [Member] USD ($)	Feb. 28, 2008 US dollar Denominated Unsecured Demand Loan [Member]	Dec. 31, 2011 5.3% term loan [Member] USD ($)	Dec. 31, 2010 5.3% term loan [Member] USD ($)
Long Term Debt (Textual) [Abstract]
Margins ranged minimum							0.45%	0.45%
Margins ranged maximum							3.25%	3.25%
Amount reduced under revolving credit facility in first year							$ 349,600,000
Amount reduced under revolving credit facility in second year							749,600,000
Amount reduced under revolving credit facility in third year							791,800,000
Amount reduced under revolving credit facility in fourth year							226,400,000
Amount reduced under revolving credit facility in fifth year							146,400,000
Amount reduced under revolving credit facility thereafter							784,000,000
Collateralized number of vessels by first-priority mortgages granted							63
Percentage senior unsecured note									8.875%		8.50%			1.12%
Debt Instrument, Face Amount											450,000,000		600,000,000
Percentage Over Par at Which Notes Sold										99.181%
Effective interest rate										8.625%
Repurchase principal amount									160,500,000
Gains (Losses) on repurchase of Debts									12,600,000
Redemption price as Percentage of Principal amount											100.00%
Additional rate over treasury for redemption											5.00%
Maximum Percentage of noted redeemed Prior to January 15 2013											35.00%
Redemption Price as Percentage of Principal Amount Plus Accrued and Unpaid Interest											108.50%
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding				7.49%																					4.84%
Maturity date												Nov. 01, 2013	Nov. 01, 2013
Capitalized cost included in other non current asset	9,400,000											1,300,000
Percentage of margin used to calculate stated interest rate percentage												4.75%	4.75%
Number of U.S Dollar denominated term loans outstanding															16
Long-term debt (note 8)															2,069,860,000	1,782,423,000,000	220,500,000	0		384,900,000		269,200,000	13,300,000	13,800,000		372,700,000	417,400,000
Interest at a weighted-average fixed rate	2.60%	2.30%																								5.30%	5.30%
Maximum range of interest	8.00%	8.00%
Minimum percentage of margin															0.30%
Minimum range of interest	4.40%	4.40%
Maximum percentage of margin															3.25%
Debt Instrument Payment Terms															Term loan payments made in quarterly or semi annually Commencing three or six months after delivery
Debt Instrument Interest Rate, based on EURIBOR plus margin, Stated Percentage Rate Range Maximum																				2.25%		2.25%
Debt Instrument Interest Rate, based on EURIBOR plus margin, Stated Percentage Rate Range Minimum																				0.60%		0.60%
Unrealized foreign exchange gain (loss)	11,614,000	21,427,000	(16,605,000)																12,700,000	32,000,000	(20,900,000)
Number of term loans which have balloon or bullet repayments															15
Number of term loans															33	28
Outstanding term loans guaranteed by Teekay or its subsidiaries															119,400,000	122,500,000
Rate on Interest rate swap														3.50%
Free liquidity and undrawn revolving credit line as percentage of debt					7.50%	5.00%
Interest payments on the VIE term loan																	LIBOR plus a margin of 2.95% and are paid quarterly
Margin																	2.95%
Available long term revolving credit facilities	14
Aggregate borrowings	3,000,000,000
Undrawn amount of revolving credit facility	800,000,000
LIBOR Rate	0.58%	0.30%
Amount reduced under revolving credit facility in first year	401,400,000
Percentage Over Par at Which Notes Sold										99.181%
Effective interest rate										8.625%
EURIBOR	1.02%	0.78%
Minimum level of free cash be maintained as per loan agreements	100,000,000	100,000,000
Amount of free liquidity and undrawn revolving credit line	318,300,000	236,500,000
Amount reduced under revolving credit facility in second year	1,100,000,000
Amount reduced under revolving credit facility in third year	1,000,000,000
Amount reduced under revolving credit facility in fourth year	343,600,000
Amount reduced under revolving credit facility in fifth year	288,100,000
Amount reduced under revolving credit facility thereafter	2,300,000,000
Amount of outstanding loan agreements amount	$ 671,800,000	$ 541,000,000